CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Sales	$ 35,099	$ 37,112	$ 108,880	$ 111,039	$ 147,950	$ 162,292
Cost of sales	5,229	5,804	17,402	16,256	22,241	36,016
Gross margin	29,870	31,308	91,478	94,783	125,709	126,276
Operating expenses:
General and administrative expenses	239,870	607,207	862,644	1,177,954	1,741,885	210,691
Total operating expenses	239,870	607,207	862,644	1,177,954	1,741,885	210,691
Loss from operations	(210,000)	(575,899)	(771,166)	(1,083,171)	(1,616,176)	(84,415)
Other income (expense):
Other income / (expense)					(1,754)	17,690
Other income	1,062	0	2,103	0
Other expense	(185)	0	(556)	(1,750)
Goodwill amortization	(8,039)	0	(8,039)	0
Interest expense	(19)	0	(32)	0
Impairment of digital assets	0	(1,068)	0	(3,893)
Loss on sale of digital assets	0	0	(221)
Unrealized loss	0	0	0	(1,651)	(5,544)	(8,503)
Total other income (expense)	(7,181)	(1,068)	(6,745)	(7,294)	(7,298)	9,187
Loss before provision for income taxes	(217,181)	(576,967)	(777,911)	(1,090,465)	(1,623,474)	(75,228)
Provision for income taxes	0	820	0	1,620	(1,650)	1,648
Net loss	$ (217,181)	$ (577,787)	$ (777,911)	$ (1,092,085)	$ (1,625,124)	$ (76,876)
Loss per share:
Basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding:
Basic	69,179,880	69,844,086	70,617,169	69,513,976	69,697,059	68,984,086
Diluted	69,179,880	69,944,086	70,617,169	69,513,976	69,697,059	68,984,086